Cover	Mar. 19, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Tech and Energy Transition Corporation (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend and restate the Company’s audited balance sheet as of March 19, 2021 that had been filed with the Company’s Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 25, 2021 (the “Original 8-K”). The audited balance sheet is being restated to reflect the classification of (i) the Company’s Class A common stock as temporary equity in accordance with Accounting Standards Codification (“ASC”) 480-10-S99 and (ii) the Company’s private placement warrants and public warrants (collectively, the “warrants”) as a liability, in accordance with the SEC’s April 12, 2021 public statement informing market participants that warrants issued by special purpose acquisition companies may need to be classified as a liability as opposed to equity, and being measured at fair value, with changes in fair value reported each period in earnings. The Company had previously classified a portion of its Class A common stock as permanent equity and its warrants as equity within the Original 8-K. On November 15, 2021, after discussion with Marcum LLP, the Company’s independent registered public accounting firm, the Company’s audit committee and board of directors concluded that the Original 8-K should no longer be relied upon and is to be restated in order to correct the classification errors. The correction of the aforementioned classification of the Class A common stock as temporary equity and of the warrants as a liability are reflected in Exhibit 99.1 included with this Amendment. The Company does not expect any of the above changes will have any impact on its cash position and cash held in the trust account. The Company’s controls over financial reporting did not provide for the proper classifications of the Class A common stock and the warrants within the Company’s financial statements. As such, these represented material weaknesses in the Company’s internal controls. Except as described above, this Amendment does not amend, update or change any other disclosures in the Original 8-K. In addition, the information contained in this Amendment does not reflect events occurring after the filing of the Original 8-K and does not modify or update the disclosures therein, except as specifically identified above. Among other things, forward-looking statements made in the Original 8-K have not been revised to reflect events, results or developments that occurred or facts that became known to the Company after the date of the Original 8-K, other than as described herein, and such forward-looking statements should be read in conjunction with the Company’s filings with the SEC.
Document Period End Date	Mar. 19, 2021
Entity File Number	001-40198
Entity Registrant Name	Tech and Energy Transition Corporation
Entity Central Index Key	0001840920
Entity Tax Identification Number	83-0781939
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 W 55th St
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	TETCU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	TETC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	TETCWS
Security Exchange Name	NASDAQ